Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Movements of Deferred Government Grants

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Balance at beginning of the year	33,572	37,620	30,993	4,764
Additions	10,160	—	2,877	442
Decrease due to disposal of subsidiaries	—	—	(3,573)	(549)
Recognized as a reduction of depreciation expense	(6,112)	(6,627)	(7,862)	(1,209)

Balance at end of the year	37,620	30,993	22,435	3,448